Disclosure of detailed information about exposed foreign currency risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Closing foreign exchange rate	1.3642	1.2545
Average foreign exchange rate	1.2957	1.2986